Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent events
Subsequent events

(a)	Quarterly dividend
On February 3, 2015, the Company announced a quarterly cash dividend of $0.32 per common share and $0.32 per common share equivalent for which each outstanding warrant is exercisable, payable on March 31, 2015 to holders of record as of March 13, 2015.

(b)	Share repurchase authorization
On February 3, 2015, the Board of Directors of the Company announced an increase in the Company's common share repurchase authorization to $750,000. This amount is in addition to the $2,274,401 of common shares repurchased by the Company through February 3, 2015 under its previously authorized share repurchase programs. The Company expects the repurchases to be made from time to time in the open market or in privately negotiated transactions. The timing, form and amount of the share repurchases under the program will depend on a variety of factors, including market conditions, the Company's capital position relative to internal and rating agency targets, legal requirements and other factors. The repurchase program may be modified, extended or terminated by the Board at any time.